================================================================================
                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2008
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                October 29, 2008
 ------------------------ ----------------------------- -----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                                                 As of 9/30/2008

Displayed is a list of the assets whose holdings are either over $200,000 in
market value or over 10,000 units.                                                          Units Held Today

Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                           Voting Authority
                                                         Market                           Investment -----------------------------
                                                          Value                   Units     Powers      Full    Partial    None
                                                         ------                ---------- ---------- --------- -------- ----------
AT&T INC.                      Common Stock   00206R102          $1,405,716.17  50,348.00    FULL    49,194.00     0.00   1,154.00
AT&T INC.                      Common Stock   00206R102            $270,572.72   9,691.00   PARTIAL   8,585.00 1,106.00       0.00
ABBOTT LABS                    Common Stock   002824100          $1,380,710.82  23,979.00    FULL    23,279.00     0.00     700.00
ABBOTT LABS                    Common Stock   002824100            $396,726.20   6,890.00   PARTIAL   6,590.00     0.00     300.00
AIR PRODS & CHEMS INC          Common Stock   009158106            $279,096.75   4,075.00    FULL     4,075.00     0.00       0.00
AMERICAN EXPRESS CO            Common Stock   025816109            $508,278.78  14,346.00    FULL    13,214.00     0.00   1,132.00
APPLE COMPUTER INC             Common Stock   037833100            $285,400.26   2,511.00    FULL     2,311.00     0.00     200.00
AUTOMATIC DATA PROCESSING INC  Common Stock   053015103            $370,685.25   8,671.00    FULL     7,871.00     0.00     800.00
AUTOMATIC DATA PROCESSING INC  Common Stock   053015103            $201,993.75   4,725.00   PARTIAL   4,725.00     0.00       0.00
B P  P L C SPONS A D R         American
                                  Depository
                                  Receipts    055622104            $566,971.18  11,301.00    FULL    11,101.00     0.00     200.00
BANK OF AMERICA CORP           Common Stock   060505104            $406,665.00  11,619.00    FULL    11,279.00     0.00     340.00
CHEVRON CORPORATION            Common Stock   166764100            $631,714.32   7,659.00    FULL     6,585.00     0.00   1,074.00
CISCO SYS INC                  Common Stock   17275R102            $636,575.52  28,217.00    FULL    27,317.00     0.00     900.00
CISCO SYS INC                  Common Stock   17275R102            $287,211.36  12,731.00   PARTIAL  11,921.00   810.00       0.00
DANAHER CORP                   Common Stock   235851102            $604,127.00   8,705.00    FULL     7,955.00     0.00     750.00
DOMINION RESOURCES INC         Common Stock   25746U109            $655,517.94  15,323.00    FULL    13,663.00     0.00   1,660.00
E M C CORP MASS                Common Stock   268648102            $121,872.40  11,390.00    FULL     9,890.00     0.00   1,500.00
ECOLAB INC                     Common Stock   278865100            $504,608.00  10,400.00    FULL    10,400.00     0.00       0.00

                                                                                                           Voting Authority
                                                         Market                           Investment -----------------------------
                                                          Value                   Units     Powers      Full    Partial    None
                                                         ------                ---------- ---------- --------- -------- ----------
EMERSON ELEC CO                Common Stock   291011104            $425,766.02  10,438.00    FULL    10,338.00     0.00     100.00
EMERSON ELEC CO                Common Stock   291011104            $222,917.35   5,465.00   PARTIAL   5,465.00     0.00       0.00
EXXON MOBIL CORP               Common Stock   30231G102          $2,755,920.41  35,487.00    FULL    34,160.00     0.00   1,327.00
EXXON MOBIL CORP               Common Stock   30231G102          $1,247,256.67  16,060.48   PARTIAL  13,004.48 2,656.00     400.00
F P L GROUP INC                Common Stock   302571104            $407,329.40   8,098.00    FULL     7,394.00     0.00     704.00
GENERAL ELEC CO                Common Stock   369604103          $1,603,924.52  62,899.00    FULL    59,457.00     0.00   3,442.00
GENERAL ELEC CO                Common Stock   369604103            $764,949.00  29,998.00   PARTIAL  28,378.00   920.00     700.00
HEWLETT PACKARD CO             Common Stock   428236103            $234,714.24   5,076.00    FULL     4,101.00     0.00     975.00
INTEL CORP                     Common Stock   458140100            $193,630.74  10,338.00    FULL     8,848.00     0.00   1,490.00
INTERNATIONAL BUSINESS
   MACHINES CORP               Common Stock   459200101            $299,066.72   2,557.00    FULL     2,557.00     0.00       0.00
J P MORGAN CHASE & CO          Common Stock   46625H100            $726,511.90  15,657.00    FULL    14,307.00     0.00   1,350.00
JACOBS ENGR GROUP INC          Common Stock   469814107            $361,595.98   6,658.00    FULL     6,508.00     0.00     150.00
JOHNSON & JOHNSON              Common Stock   478160104            $799,906.88  11,946.00    FULL     9,635.00     0.00   2,311.00
KELLOGG CO                     Common Stock   487836108            $530,145.00   9,450.00    FULL     8,800.00     0.00     650.00
LOWES COS INC                  Common Stock   548661107            $302,876.65  12,785.00    FULL    12,145.00     0.00     640.00
MC DONALDS CORP                Common Stock   580135101            $274,811.80   4,584.00    FULL     4,584.00     0.00       0.00
MERCK & CO INC                 Common Stock   589331107            $260,938.08   8,268.00   PARTIAL   8,268.00     0.00       0.00
MICROSOFT CORP                 Common Stock   594918104          $1,140,783.98  42,742.00    FULL    40,608.00     0.00   2,134.00
NIKE INC                       Common Stock   654106103          $1,153,356.00  17,240.00    FULL    16,390.00     0.00     850.00
NIKE INC                       Common Stock   654106103            $272,617.50   4,075.00   PARTIAL   3,975.00   100.00       0.00
PATTERSON COS INC              Common Stock   703395103            $207,548.25   6,825.00    FULL     6,825.00     0.00       0.00
PAYCHEX INC COM                Common Stock   704326107            $301,497.84   9,128.00   PARTIAL   9,128.00     0.00       0.00
PEPSICO INC                    Common Stock   713448108          $1,424,901.11  19,993.00    FULL    18,868.00     0.00   1,125.00

                                                                                                           Voting Authority
                                                         Market                           Investment -----------------------------
                                                          Value                   Units     Powers      Full    Partial    None
                                                         ------                ---------- ---------- --------- -------- ----------
PEPSICO INC                    Common Stock   713448108            $350,933.48   4,924.00   PARTIAL   4,924.00     0.00       0.00
PFIZER INC                     Common Stock   717081103            $193,601.56  10,499.00    FULL     8,605.00     0.00   1,894.00
PROCTER & GAMBLE CO            Common Stock   742718109          $1,274,525.56  18,288.50    FULL    17,838.50     0.00     450.00
ROCKPORT NATL BANCORP INC      Common Stock   773871108            $959,040.00  17,760.00    FULL    14,300.00     0.00   3,460.00
SCHERING PLOUGH CORP           Common Stock   806605101            $227,487.85  12,316.61   PARTIAL  12,316.61     0.00       0.00
TEVA PHARMACEUTICAL INDS       American
   LTD ADR                        Depository
                                  Receipts    881624209            $622,515.05  13,595.00    FULL    12,645.00     0.00     950.00
TEVA PHARMACEUTICAL INDS       American
   LTD ADR                        Depository
                                  Receipts    881624209            $218,097.77   4,763.00   PARTIAL   4,763.00     0.00       0.00
3M CO                          Common Stock   88579Y101            $254,113.20   3,720.00    FULL     3,370.00     0.00     350.00
3M CO                          Common Stock   88579Y101            $270,029.43   3,953.00   PARTIAL   3,553.00   200.00     200.00
UNILEVER N V  A D R            American
                                  Depository
                                  Receipts    904784709            $215,677.44   7,659.00    FULL     6,176.00     0.00   1,483.00
UNITED TECHNOLOGIES CORP       Common Stock   913017109            $260,059.80   4,330.00    FULL     4,330.00     0.00       0.00
VARIAN SEMICONDUCTOR EQUIPMENT Common Stock   922207105            $325,454.72  12,956.00    FULL    12,956.00     0.00       0.00
VERIZON COMMUNICATIONS INC     Common Stock   92343V104            $833,794.50  25,983.00    FULL    25,319.00     0.00     664.00
VERIZON COMMUNICATIONS INC     Common Stock   92343V104            $280,026.98   8,726.30   PARTIAL   7,576.30   906.00     244.00
WACHOVIA CORP 2ND NEW          Preferred
                                  Stock       929903201                 $21.00  21,006.00    FULL    21,006.00     0.00       0.00
WAL MART STORES INC            Common Stock   931142103            $262,857.21   4,389.00    FULL     4,389.00     0.00       0.00
WELLS FARGO & CO               Common Stock   949746101            $492,956.55  13,135.00    FULL    12,575.00     0.00     560.00
WELLS FARGO & CO               Common Stock   949746101            $236,101.23   6,291.00   PARTIAL   5,841.00   450.00       0.00
WYETH                          Common Stock   983024100            $448,156.08  12,132.00    FULL    12,082.00     0.00      50.00
KINDER MORGAN MGMT FACTIONAL
   CUSIP                       Common Stock   EKE55U103                 $35.93  71,860.00    FULL         0.00     0.00  71,860.00
ACCENTURE LTD                  Common Stock   G1150G111            $572,090.00  15,055.00    FULL    14,155.00     0.00     900.00
TRAVEL CENTERS OF AMERICA      Common Stock   JKE174103                 $12.90  30,000.00    FULL    30,000.00     0.00       0.00
                                             -----------        -------------- ----------
                                             Grand Total        $33,724,997.70 921,689.89